Rights of Use Assets (Tables)	12 Months Ended
Jun. 30, 2020
Rights of use assets [abstract]
Schedule of composition of the Group's rights of use assets
06.30.20
Convention center	146,228
Stadium DirecTV Arena	409,901
Machinery and equipment	12,617
Shopping malls	7,600
Total rights of use assets	576,346
Non-current	576,346
Total	576,346

Schedule of charges to income related to rights of use assets
06.30.20
Convention center	(11,938)
Stadium DirecTV Arena	(19,065)
Machinery and equipment	(8,737)
Shopping malls	(436)
Total depreciation of rights of use (i)	(40,176)

(i)	As of June 30, 2020 depreciation charges were charged to "Costs" in the amount of ARS 34,746 and to "General and administrative expenses" in the amount of ARS 5,430 (Note 26).

Schedule of changes in rights of use assets
06.30.20
Beginning of the year	-
Additions (ii)	458,357
Transfers	158,165
Depreciation charge	(40,176)
End of the year	576,346

(ii)	See Note 2.2

Schedule of average discount rate and the term of the recognized lease liability
Discount rate	Maturity
10.61%	12/1/2033
10.61%	12/1/2041